Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Restatement does not require Recovery	The Committee and the Board concluded that no recoupment of excess incentive compensation was required under the Clawback Policy in connection with the accounting restatement because no covered executive received excess incentive compensation in connection with the accounting restatement. This is due to the fact that (i) the accounting restatement did not result in any changes to any of the Company’s financial metrics utilized in the calculation of incentive compensation; and (ii) with respect to compensation utilizing the Company’s TSR, there was no measurable effect on TSR from the accounting restatement as the accounting restatement did not impact the Company’s dividends, there was no noticeable impact on the Company’s common stock price, and there was no adverse feedback from investors or analysts after the accounting restatement was publicly disclosed.